Borrowings and other financial liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 13,093	$ 12,440
Current borrowings	1,022	312
Total borrowings	14,115	12,752
Rio Tinto Finance plc Euro Bonds 2.0% due 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	0	468
Current borrowings	455
Total borrowings	$ 455	$ 468
Borrowings, interest rate	2.00%	2.00%
Borrowing maturity	2020	2020
Rio Tinto Finance plc Euro Bonds 2.875% due 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 508	$ 514
Total borrowings	$ 508	$ 514
Borrowings, interest rate	2.875%	2.875%
Borrowing maturity	2024	2024
Rio Tinto Finance (USA) Limited Bonds 3.75% 2025 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,229	$ 1,170
Total borrowings	$ 1,229	$ 1,170
Borrowings, interest rate	3.75%	3.75%
Borrowing maturity	2025	2025
Rio Tinto Finance (USA) Limited Bonds 7.125% 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 958	$ 927
Total borrowings	$ 958	$ 927
Borrowings, interest rate	7.125%	7.125%
Borrowing maturity	2028	2028
Alcan Inc. Debentures 7.25% due 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 104	$ 104
Total borrowings	$ 104	$ 104
Borrowings, interest rate	7.25%	7.25%
Borrowing maturity	2028	2028
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 647	$ 633
Total borrowings	$ 647	$ 633
Borrowings, interest rate	4.00%	4.00%
Borrowing maturity	2029	2029
Alcan Inc. Debentures 7.25% due 2031 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 419	$ 421
Total borrowings	$ 419	$ 421
Borrowings, interest rate	7.25%	7.25%
Borrowing maturity	2031	2031
Alcan Inc. Global Notes 6.125% due 2033 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 742	$ 741
Total borrowings	$ 742	$ 741
Borrowings, interest rate	6.125%	6.125%
Borrowing maturity	2033	2033
Alcan Inc. Global Notes 5.75% due 2035 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 289	$ 288
Total borrowings	$ 289	$ 288
Borrowings, interest rate	5.75%	5.75%
Borrowing maturity	2035	2035
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,137	$ 1,095
Total borrowings	$ 1,137	$ 1,095
Borrowings, interest rate	5.20%	5.20%
Borrowing maturity	2040	2040
Rio Tinto Finance (USA) plc Bonds 4.75% 2042 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 483	$ 462
Total borrowings	$ 483	$ 462
Borrowings, interest rate	4.75%	4.75%
Borrowing maturity	2042	2042
Rio Tinto Finance (USA) plc Bonds 4.125% 2042 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 716	$ 685
Total borrowings	$ 716	$ 685
Borrowings, interest rate	4.125%	4.125%
Borrowing maturity	2042	2042
Oyu Tolgoi LLC MIGA Insured Loan LIBOR plus 2.65% due 2027 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 676	$ 676
Current borrowings	3
Total borrowings	$ 679	$ 676
Borrowings, interest rate	2.65%	2.65%
Borrowing maturity	2027	2027
Oyu Tolgoi LLC Commercial Banks, B Loan LIBOR plus 3.4% due 2027 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 1,581	$ 1,588
Current borrowings	8
Total borrowings	$ 1,589	$ 1,588
Borrowings, interest rate	3.40%	3.40%
Borrowing maturity	2027	2027
Oyu Tolgoi LLC Export Credit Agencies Loan 2.3% due 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 273	$ 272
Current borrowings	3
Total borrowings	$ 276	$ 272
Borrowings, interest rate	2.30%	2.30%
Borrowing maturity	2028	2028
Oyu Tolgoi LLC Export Credit Agencies Loan LIBOR plus 3.65% due 2029 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 869	$ 871
Current borrowings	5
Total borrowings	$ 874	$ 871
Borrowings, interest rate	3.65%	3.65%
Borrowing maturity	2029	2029
Oyu Tolgoi LLC International Financial Instritutions, A Loan, LIBOR plus 3.78% due 2030 [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 771	$ 768
Current borrowings	4
Total borrowings	$ 775	$ 768
Borrowings, interest rate	3.78%	3.78%
Borrowing maturity	2030	2030
Other secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	$ 302	$ 345
Current borrowings	45	42
Total borrowings	347	387
Other unsecured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	382	373
Current borrowings	197	264
Total borrowings	579	637
Lease liabilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Non-current borrowing	1,007	39
Current borrowings	302	5
Total borrowings	1,309	44
Bank overdrafts [Member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings	0	1
Total borrowings	$ 0	$ 1